Segment Information - Schedule of Geographical Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023 [1]
Schedule of Non-Current Assets [Line Items]
Property and equipment	$ 100,000	$ 1	[1]	$ 1
Right-of-use assets	349,905	95,198	[1]	481,923
Intangible assets	4,627,072	4,627,072	[1]	$ 4,208,930
Total Switzerland	$ 5,076,977	$ 4,722,271

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).